Description of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Note 1 — Description of Business
Astra Space Operations, Inc. (formerly Astra Space, Inc., and herein “Astra Space Operations”) designs, tests, manufactures and operates next generation of launch services and space services and products that will enable a new generation of global communications, earth observation, precision weather monitoring, navigation, and surveillance capabilities. Astra Space Operations’ mission is to improve life on Earth through greater connectivity and more regular observation and to enable a wave of innovation in low Earth orbit by expanding our space platform offerings.
Holicity Inc. (“Holicity”) was originally incorporated in Delaware and was established as a special purpose acquisition company, which completed its initial public offering in August 2020. On June 30, 2021 (the “Closing Date”), Holicity consummated a business combination (the “Business Combination”) pursuant to the Business Combination Agreement dated as of February 2, 2021 (the “BCA”), by and among Holicity, Holicity Merger Sub Inc., a wholly owned subsidiary of Holicity (“Merger Sub”), and Astra Space Operations
(“pre-combination
Astra”). Immediately upon the consummation of the Business Combination, Merger Sub merged with and into Astra Space Operations with Astra Space Operations surviving the merger as a wholly owned subsidiary of Holicity. Holicity changed its name to “Astra Space, Inc.”, and pre-combination
Astra changed its name to “Astra Space Operations, Inc.”.
Unless the context otherwise requires, “we”, “us”, “our”, “Astra” and the “Company” refers to Astra Space, Inc., the combined company and its subsidiaries following the Business Combination. See Note 3 — Acquisitions for further discussion of the Business Combination. The Company’s Class A common stock is now listed on the Nasdaq under the symbol “ASTR”.